Annual Total Returns [BarChart] - iShares Agency Bond ETF - iShares Agency Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	4.62%
Annual Return 2012	1.99%
Annual Return 2013	(1.31%)
Annual Return 2014	3.55%
Annual Return 2015	1.00%
Annual Return 2016	1.30%
Annual Return 2017	1.84%
Annual Return 2018	1.33%
Annual Return 2019	5.65%
Annual Return 2020	5.82%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -1.45%.